Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Detail) - GBP (£) £ in Billions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 0.0	£ 0.0
Internal and external redemptions	2.6	0.2
Internal issuances | Covered bond programmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	3.0
Internal and external redemptions	4.9	2.5
External issuances | Covered bond programmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	3.0
Internal and external redemptions	4.5	1.8
Holmes | Internal issuances | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.1
Holmes | External issuances | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.3	0.5
Langton | Internal issuances | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	2.4	0.0
Langton | External issuances | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
Motor | Internal issuances | Other asset-backed securitisation structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.1
Motor | External issuances | Other asset-backed securitisation structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.1
Auto ABS UK Loans | Internal issuances | Other asset-backed securitisation structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.0
Auto ABS UK Loans | External issuances | Other asset-backed securitisation structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	£ 0.1	£ 0.1